Stockholders' Equity (Deficit) (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	May 09, 2011
Authorized capital stock	100,000,000		100,000,000
Number of common stock authorized	80,000,000		80,000,000	80,000,000
Common stock par value	$ 0.0001		$ 0.0001	$ 0.0001
Number of preferred stock authorized	20,000,000		20,000,000	20,000,000
Preferred stock par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock issued	68,535,036		68,535,036	68,535,036
Common stock outstanding	68,535,036		68,535,036	68,535,036
Percentage of fair market value			100.00%
Percentage of combined voting power			10.00%
Percentage of least fair market value			110.00%
Stock option exercisable term			5 years
Stock option expiration term			5 years
Aggregate fair market value of common stock exercisable			$ 100,000
Share based compensation expense	$ 38,280	$ 276,106	296,274	$ 777,536
Unrecognized stock based compensation				310,519
Intrinsic value of warrants outstanding	0		0	$ 0
Intrinsic value of warrants exercisable	$ 0		$ 0	$ 0
2011 Incentive Stock and Award Plan [Member]
Common stock par value					$ 0.0001
Plan to issuance of common stock					15,000,000
Series A Convertible Preferred Stock [Member]
Preferred stock par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares designated	50,000		50,000	50,000